Secured or Guaranteed Bank Borrowings (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Debt Instrument [Line Items]
Assets pledged as collateral	$ 48,321	¥ 335,491
Property
Debt Instrument [Line Items]
Assets pledged as collateral	1,143	7,938	¥ 22,118
Computer and network equipment
Debt Instrument [Line Items]
Assets pledged as collateral	4,538	31,506	37,167
Construction in Progress
Debt Instrument [Line Items]
Assets pledged as collateral	$ 45,839	318,259
Short-term bank borrowings 1
Debt Instrument [Line Items]
Restricted cash		1,751,055	51,553
Short-term bank borrowings 2 | Buildings
Debt Instrument [Line Items]
Assets pledged as collateral			13,943
Long-term bank and other borrowings, (including current portion) 2 | Property
Debt Instrument [Line Items]
Assets pledged as collateral		7,938	8,175
Long-term bank and other borrowings, (including current portion) 3 | Computer and network equipment
Debt Instrument [Line Items]
Assets pledged as collateral		31,506	¥ 37,167
Long-term Bank and Other Borrowings (Including Current Portion) 4 | Construction in Progress
Debt Instrument [Line Items]
Assets pledged as collateral		¥ 335,491